Statement of Comprehensive Income (Parenthetical) - GBP (£)	6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2020
Condensed Consolidated Statement of Comprehensive Income
Other comprehensive income	£ 0	£ 0	£ 0	£ 0